Long-Term Debt	12 Months Ended
Dec. 25, 2012
Long-Term Debt

(7) Long-Term Debt

On September 26, 2012, the Company terminated its 2011 credit facility and on October 15, 2012 entered into a new credit facility that provides for a three-year unsecured revolving credit facility of up to $25,000. Borrowings under the new credit facility bear interest at a rate of LIBOR plus 1.50%. The Company is required to pay a commitment fee equal to 0.25% per annum on the available but unused revolving loan facility. The credit facility is guaranteed by certain subsidiaries of the Company. The new credit facility contains various financial covenants, including a maximum ratio of total indebtedness to EBITDA, as defined in the credit agreement, and minimum fixed charge coverage, as defined in the credit agreement. The new credit facility also contains covenants restricting certain corporate actions, including asset dispositions, acquisitions, the payment of dividends, changes of control, the incurrence of indebtedness and providing financing or other transactions with affiliates. The Company was in compliance with all of the debt covenants as of December 25, 2012. As of December 25, 2012, there were no outstanding borrowings under the new credit facility.

As of December 25, 2012, the outstanding balance on the Company’s revolving credit facility was $0. Under the revolving loan commitment, the Company had approximately $25,000 of borrowings available under its revolving credit facility, less $761 in letter of credit commitments.

On July 29, 2011, the Company terminated its amended 2007 credit facility and replaced it with the 2011 credit facility that provides for a five-year term loan of $70,000 and a five-year revolving credit facility of up to $10,000. Borrowings under the 2011 credit facility bore interest at a rate between LIBOR plus 4.75% and LIBOR plus 5.75%, depending on the Company’s leverage ratio. Interest was payable quarterly. Principal payments were due in quarterly payments of $875 commencing September 30, 2013 with the balance due July 29, 2016. The Company was required to pay a commitment fee equal to 0.5% per annum on the available but unused revolving loan facility. The 2011 credit facility was secured by substantially all of the Company’s assets. The 2011 credit facility contained various financial covenants, including a maximum ratio of total indebtedness to EBITDA, as defined in the credit agreement, a minimum amount of EBITDA plus corporate general and administrative expenses, a minimum ratio of EBITDA plus certain non-recurring items to fixed charges (including consolidated capital expenses) and a minimum level of liquidity, as defined in the credit agreement. The 2011 credit facility also contained covenants restricting certain corporate actions, including asset dispositions, acquisitions, the payment of dividends, changes of control, the incurrence of indebtedness and providing financing or other transactions with affiliates. The Company was in compliance with all of the debt covenants as of December 27, 2011. During 2012 the Company repaid all remaining balances outstanding on the 2011 credit facility with proceeds from the IPO. Under the terms of the facility, the full payoff of both the term loan and the revolving credit facility effectively terminated the 2011 facility as of September 4, 2012.

On October 5, 2009, the Company amended its 2007 credit facility. The amended facility provided for term loans of $106,025 and up to an aggregate of $16,000 in revolving commitments, which could be used as lines of credit or letters of credit. In connection with the amendment, the Company was required to make an additional $1,500 principal payment in October 2009. Principal was payable in quarterly installments of $750 beginning December 29, 2009, with a final balloon payment due in July 2014. In addition, the Company was required to make additional principal payments of up to 100% of excess cash flows, as defined in the amended credit facility agreement, until the outstanding combined principal balance is less than or equal to $75,000, at which time the Company was required to make additional principal payments of up to 80% of excess cash flows. The additional principal payment required for 2009 pursuant to the excess cash flow calculation was $6,000 and was paid in March 2010. There were no additional principal payments required for 2010 due to voluntary principal payments made during 2010. Amounts available under the revolving commitments were permanently reduced in consecutive quarterly installments of $250, commencing March 23, 2010. The amendment also increased the interest rates payable by the Company. Interest was payable at a rate that is determinable by the Company to equal either (i) a Base Rate, or (ii) a Eurodollar Rate as defined in the agreement, plus an additional 5.5% to 8.0% depending on the senior debt rating of the Company and the outstanding combined principal balance of the loans (9.25% at December 28, 2010). In addition, the Company was required to pay a commitment fee equal to 0.75% per annum on the available but unused revolving loan facility. The amendment reduced the existing financial covenant requirements to three, including an interest coverage ratio, an adjusted debt leverage ratio and a minimum EBITDAR requirement. The amendment also placed additional limitations on the amount of new restaurant capital expenditures the Company could invest.